Annual Total Returns (Vanguard U.S. Growth Fund - Investor Shares Participant) (Vanguard U.S. Growth Fund, Vanguard U.S. Growth Fund - Investor Shares)	12 Months Ended
Aug. 31, 2013
Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Annual Total Return
2012	18.43%
2011	(0.68%)
2010	11.53%
2009	34.95%
2008	(37.82%)
2007	10.15%
2006	1.77%
2005	11.15%
2004	7.03%
2003	26.10%